Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	[1]	£ 100.3		£ 251.7
Liabilities in respect of put option agreements with vendors	[1]	128.8		188.6
Fair value of derivatives	[1]	21.2		14.2
Other creditors and accruals	[1]	199.3		355.5
Trade and other payables	[2]	£ 449.6	[1]	£ 810.0	[1]	£ 911.7

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Figures have been restated, as described in the accounting policies.